Fair Value Measurement - Change in Fair Value Of Liability (Details) $ in Thousands	3 Months Ended
Mar. 31, 2021 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at March 31, 2021	$ 1,100
Long-term Debt | Phantom Stock Appreciation Rights (PSARs)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at December 31, 2020	858
Change in fair value	215
Balance at March 31, 2021	$ 1,073